Note 3 - Basis of Presentation and Summary of Significant Accounting Policies - Outstanding Dilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Anti-dilutive securities (in shares)	195,209	233,637	255,583	207,952
Warrant [Member]
Anti-dilutive securities (in shares)	88,252	111,891	111,891	129,989
Share-Based Payment Arrangement, Option [Member]
Anti-dilutive securities (in shares)	104,047	116,564	140,040	72,454
Unvested Restricted Stock Units [Member]
Anti-dilutive securities (in shares)	2,910	5,182	3,652	5,509